Tax - Tax charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax:
Charge for the year	£ (673)	£ (1,025)	£ (925)
Over provision in respect of prior years	122	125	227
Total current tax	(551)	(900)	(698)
Deferred tax:
Credit/(charge) for the year	38	(280)	108
Increase/(reduction) in the carrying value of deferred tax assets	62	7	(30)
Over/(under) provision in respect of prior years	19	(35)	(111)
Actual tax charge	£ (432)	£ (1,208)	£ (731)